INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2013
Inventories

Inventories at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Finished goods	¥117,337	¥142,175
Work in process	54,700	54,248
Raw materials and supplies	98,299	100,027

	¥270,336	¥296,450